Shareholder Report, Average Annual Return (Details) - C000094762	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Transwestern Institutional Short Duration Government Bond Fund
Without Sales Load [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.82%	1.51%	1.70%